Related Party Balances and Transactions (Details Narrative) - Key Management Personnel	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
RelatedPartyTransactionsLineItems [Line Items]
Number of options exercised | shares	1,440,000	325,000
Exercise price	$ .56	$ .63
Weighted average market price on exercise	$ 1.83	$ .91